Other tax payable	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Tax Payable [Abstract]
Disclosure of tax receivables and payables [text block]	27 Other tax payable
(€ million)	December 31, 2017	December 31, 2016
Excise and customs duties	824	634
Other taxes and duties	648	659
	1,472	1,293